LINE OF CREDIT	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Line Of Credit Facility [Abstract]
Line of Credit Facilities [Text Block]

NOTE 8: LINE OF CREDIT

In June 2011, the Company entered into a commercial line of credit agreement with JPMorgan Chase Bank. The term of the loan started from June 28, 2011 with maturity date on June 28, 2012. On July 23, 2012, the Company entered into a business loan extension agreement with JPMorgan Chase Bank to extend the loan for three months from the original maturity date. The line of credit agreement provides for borrowings up to $1,000,000. The adjustable interest rate is a rate per annum equal to the sum of an index, which is the LIBOR Rate plus 1.914 percentage point(s). The outstanding balance of the line of credit was $250,000 and $1,000,000 as of September 30, 2012 and December 31, 2011, respectively. The adjustable annual interest rate for the line of credit was 2.9138% and 2.2070% as of September 30, 2012 and December 31, 2011, respectively. On October 22, 2012, the Company paid off the line of credit in full amount.

As of September 30, 2012 and December 31, 2011, $250,000 and $1,000,000 of cash was restricted as collateral for the commercial line of credit, respectively.

NOTE 8: LINE OF CREDIT

Line of credit consisted of the following at December 31, 2011 and 2010:

	December 31, 2011	December 31, 2010
Line of credit, JPMorgan Chase Bank	$1,000,000.00	$—

In June 2011, the Company entered into a commercial line of credit agreement with JPMorgan Chase Bank. The term of the loan started from June 28, 2011 with maturity date on June 28, 2012. The line of credit agreement provides for borrowings up to $1,000,000. The balance of the line of credit was fully drawn up as of December 31, 2011. The adjustable interest rate is a rate per annum equal to the sum of an index, which is the LIBOR Rate plus 1.914 percentage point(s). The adjustable interest rate for the line of credit was 2.2070% as of December 31, 2011.

As of December 31, 2011, $1,000,000 of cash was restricted as collateral for the commercial line of credit.